RELATED PARTY TRANSACTIONS (Details) $ in Millions	Jun. 30, 2021 USD ($) party	Feb. 28, 2021 tranche	Feb. 28, 2021 segment
Convertible notes
Related Party Transaction [Line Items]
Number of tranches issued | tranche		2
Investor
Related Party Transaction [Line Items]
Number of related parties | party	2
Convertible notes	$ 182.6
Warrant liabilities	$ 18.9
Investor | Convertible notes
Related Party Transaction [Line Items]
Number of tranches issued		2	2